12. Income Taxes (Table)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Federal income tax expense (benefit)

Federal income tax expense (benefit) for the years ended December 31 was as follows:

	2012	2011

Currently paid or payable	$ 92,482	$ 348,610
Deferred expense (benefit)	(231,970)	(114,334)
Total income tax (benefit) expense	$(139,488)	$ 234,276

Reconciliation of federal statutory income tax rate to our effective income tax rate

Total income tax expense (benefit) differed from the amounts computed at the statutory federal income tax rate of 34 percent primarily due to the following for the years ended December 31:

	2012	2011

Computed expense at statutory rates	$ 1,448,808	$1,298,059
Tax exempt interest & BOLI	(379,715)	(382,943)
Disallowed interest	20,169	20,786
Partnership tax credits	(1,260,200)	(704,826)
New markets tax credit amortization expense	26,177	0
Other	5,273	3,200
	$ (139,488)	$ 234,276

Deferred income tax benefit

The deferred income tax benefit consisted of the following items for the years ended December 31:

	2012	2011

Depreciation	$ (37,653)	$ (46,560)
Mortgage servicing rights	(29,859)	7,050
Deferred compensation	(22,827)	115,239
Bad debts	(249,202)	(53,913)
Non-accrual loan interest	73,065	(19,867)
Limited partnership amortization	(340,021)	0
Investment in Partners	44,991	0
Fair value adjustment on acquired premises
and equipment	153,862	0
Core deposit intangible	(115,896)	(144,869)
Loan fair value	(18,031)	(29,648)
Fannie Mae preferred stock write down	779,578	16,919
Alternative minimum tax	59,031	0
OREO write down	0	53,210
Tax credit carryovers	(604,096)	0
Other	75,088	(11,895)
Change in deferred tax benefit	$(231,970)	$(114,334)

Net deferred tax asset

Listed below are the significant components of the net deferred tax asset at December 31:

	2012	2011

Components of the deferred tax asset:
Bad debts	$1,396,437	$1,147,235
Non-accrual loan interest	26,907	99,972
Deferred compensation	245,037	222,210
Limited partnerships	84,741	0
Contingent liability - MPF program	40,526	42,139
Fair value adjustment on acquired securities
available-for-sale	0	528,205
Fannie Mae preferred stock write down	0	251,373
Capital lease	71,041	66,995
Alternative minimum tax	0	59,031
Fair value adjustment on acquired premises
and equipment	0	153,862
Tax and rehab credit carryforwards	604,096	0
Other	34,789	112,310
Total deferred tax asset	2,503,574	2,683,332

Components of the deferred tax liability:
Depreciation	260,607	298,260
Limited partnerships	0	255,280
Mortgage servicing rights	343,271	373,130
Unrealized gain on securities available-for-sale	88,482	68,892
Investment in Partners	44,991	0
Core deposit intangible	463,582	579,478
Fair value adjustment on acquired loans	54,513	72,544
Total deferred tax liability	1,255,446	1,647,584

Net deferred tax asset	$1,248,128	$1,035,748